SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1)	6 Months Ended
Jun. 30, 2023 $ / shares shares
Stock options [Member]
Statement [Line Items]
Stock Options Exercisable	4,854,750
Stock Options Outstanding	6,651,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 1 month 28 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 7 months 2 days
Stock options [Member] | August 21, 2024 [Member]
Statement [Line Items]
Expiry Date	Aug. 21, 2024
Stock Options Exercisable	126,000
Exercise Price | $ / shares	$ 0.79
Stock Options Outstanding	126,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1 year 1 month 20 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 year 1 month 20 days
Stock options [Member] | August 4, 2025 [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Stock Options Exercisable	1,660,000
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	1,660,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 1 month 6 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 1 month 6 days
Stock options [Member] | March 25, 2027 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2027
Stock Options Exercisable	2,340,000
Exercise Price | $ / shares	$ 1.20
Stock Options Outstanding	2,340,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 8 months 26 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 8 months 26 days
Stock options [Member] | March 29, 2028 [Member]
Statement [Line Items]
Expiry Date	Mar. 29, 2028
Stock Options Exercisable	598,750
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	2,395,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 8 months 26 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 8 months 26 days
Stock options [Member] | August 28, 2023 [Member]
Statement [Line Items]
Expiry Date	Aug. 28, 2023
Stock Options Exercisable	105,000
Exercise Price | $ / shares	$ 1.30
Stock Options Outstanding	105,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1 month 28 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 month 28 days
Stock Option [Member] | May 4, 2027 [Member]
Statement [Line Items]
Expiry Date	May 04, 2027
Stock Options Exercisable	25,000
Stock Options Outstanding	25,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 10 months 6 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 10 months 6 days
Exercise price | $ / shares	$ 0.92